UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stuyvesant Capital Management Corp.
Address: 200 Business Park Drive, Suite 300A

         Armonk, NY  10504

13F File Number:  28-04767

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald von Wedel
Title:     President
Phone:     914-730-9060

Signature, Place, and Date of Signing:

     /S/  Donald von Wedel     Armonk, NY     August 12, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     54

Form13F Information Table Value Total:     $68,823 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
7-ELEVEN INC                   COM NEW          817826209     1162    84600 SH       SOLE                    84600
ALTRIA GROUP INC               COM              02209s103      614    14009 SH       SOLE                    14009
AMERICAN INTL GROUP INC        COM              026874107     4162    72133 SH       SOLE                    72133
ANNALY MTG MGMT INC            COM              035710409     2511   152900 SH       SOLE                   152900
BARRICK GOLD CORP              COM              067901108     1221    64835 SH       SOLE                    64835
BP PLC                         SPONSORED ADR    055622104      256     6072 SH       SOLE                     6072
BRISTOL MYERS SQUIBB CO        COM              110122108      211     8228 SH       SOLE                     8228
CARLISLE COS INC               COM              142339100      864    19800 SH       SOLE                    19800
CHEVRONTEXACO CORP             COM              166764100      310     4342 SH       SOLE                     4342
COMMUNITY BKS INC MILLERSBUR   COM              203628102      280     8447 SH       SOLE                     8447
CONOCOPHILLIPS                 COM              20825c104     3791    69250 SH       SOLE                    69250
DELPHI CORP                    COM              247126105     1283   141760 SH       SOLE                   141760
DELTA AIR LINES INC DEL        COM              247361108     1129    84900 SH       SOLE                    84900
DEVON ENERGY CORP NEW          COM              25179M103     1954    40550 SH       SOLE                    40550
DIAMOND OFFSHORE DRILLING IN   COM              25271C102     1826    95600 SH       SOLE                    95600
DIAMONDS TR                    UNIT SER 1       252787106     1527    16400 SH       SOLE                    16400
EXXON MOBIL CORP               COM              30231G102     2241    61234 SH       SOLE                    61234
GENERAL ELEC CO                COM              369604103      593    19900 SH       SOLE                    19900
HSBC HLDGS PLC                 SPON ADR NEW     404280406      812    12304 SH       SOLE                    12304
HUGOTON RTY TR TEX             UNIT BEN INT     444717102      187    10000 SH       SOLE                    10000
INCO LTD                       COM              453258402     2306    83100 SH       SOLE                    83100
INTERNATIONAL BUSINESS MACHS   COM              459200101      533     6036 SH       SOLE                     6036
ISHARES INC                    MSCI TAIWAN      464286731     1336   121600 SH       SOLE                   121600
ISHARES INC                    MSCI UTD KINGD   464286699     1366   101900 SH       SOLE                   101900
ISHARES INC                    MSCI HONG KONG   464286871     1569   165700 SH       SOLE                   165700
KEMET CORP                     COM              488360108     1491   117050 SH       SOLE                   117050
MARATHON OIL CORP              COM              565849106     1037    36400 SH       SOLE                    36400
MELLON FINL CORP               COM              58551A108      923    30640 SH       SOLE                    30640
MERCK & CO INC                 COM              589331107     1080    21340 SH       SOLE                    21340
NAVISTAR INTL CORP NEW         COM              63934E108     3337    89500 SH       SOLE                    89500
NISOURCE INC                   COM              65473P105     1556    77900 SH       SOLE                    77900
NORFOLK SOUTHERN CORP          COM              655844108      218    11799 SH       SOLE                    11799
NOVA CHEMICALS CORP            COM              66977W109     2962   145900 SH       SOLE                   145900
PEPSICO INC                    COM              713448108      256     5592 SH       SOLE                     5592
PPL CORP                       COM              69351t106      517    12625 SH       SOLE                    12625
ROWAN COS INC                  COM              779382100      858    34900 SH       SOLE                    34900
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369y506     1385    57600 SH       SOLE                    57600
SOUTHERN CO                    COM              842587107     1106    37700 SH       SOLE                    37700
SOUTHWESTERN ENERGY CO         COM              845467109      995    55000 SH       SOLE                    55000
SPDR TR                        UNIT SER 1       78462F103     1519    15200 SH       SOLE                    15200
TECO ENERGY INC                COM              872375100     2550   184500 SH       SOLE                   184500
TEMPLETON DRAGON FD INC        COM              88018T101      186    13200 SH       SOLE                    13200
TEXAS INSTRS INC               COM              882508104     1227    53800 SH       SOLE                    53800
TIMKEN CO                      COM              887389104      736    48270 SH       SOLE                    48270
TRANSCANADA CORP               COM              89353d107      260    14000 SH       SOLE                    14000
TRINITY INDS INC               COM              896522109      944    36520 SH       SOLE                    36520
UNION PAC CORP                 COM              907818108      465     8000 SH       SOLE                     8000
UNISYS CORP                    COM              909214108     1705   126000 SH       SOLE                   126000
UNITED STATES STL CORP NEW     COM              912909108     2296   124900 SH       SOLE                   124900
UNUMPROVIDENT CORP             COM              91529Y106      313    21200 SH       SOLE                    21200
VERIZON COMMUNICATIONS         COM              92343v104      945    29128 SH       SOLE                    29128
WASHINGTON MUT INC             COM              939322103     2949    74906 SH       SOLE                    74906
WYETH                          COM              983024100      553    12000 SH       SOLE                    12000
YORK INTL CORP NEW             COM              986670107      410    11850 SH       SOLE                    11850